OPERATING LEASES - Supplemental balance sheet information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Operating lease right-of-use assets	$ 1,384	$ 0
Liabilities:
Accrued expenses and other current liabilities	796	0
Operating lease liabilities, non-current	1,620	$ 0
Total operating lease liabilities	$ 2,416
OperatingLeaseLiabilityCurrentStatementOfFinancialPositionExtensibleList	Accrued expenses and other current liabilities